Segment Information - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) segment	Dec. 31, 2023 USD ($)
Disclosure of operating segments [abstract]
Number of reportable operating segments | segment	1
Non-current assets | $	$ 1,071	$ 1,304